INCOME TAXES (Narrative) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 34,695,178
Operating loss carry-forward expiration date	Jun. 30, 2035
Increase in valuation allowance	$ 922,696	$ 2,094,182	$ 2,155,025